TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account Supplement Dated January 5, 2016 to the Prospectus For PORTFOLIO PLUS® (Dated May 1, 2002)	TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY ML of New York Variable Annuity Separate Account Supplement Dated January 5, 2016 to the Prospectus For PORTFOLIO PLUS® (Dated May 1, 1993)

TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account A

Supplement Dated January 5, 2016

to the

Prospectus For

INVESTOR CHOICE (INVESTOR SERIES)

(Dated May 1, 2014)

MERRILL LYNCH RETIREMENT PLUSSM

(Dated May 1, 2015)

MERRILL LYNCH RETIREMENT POWERSM

(Dated May 1, 2006)

MERRILL LYNCH RETIREMENT OPTIMIZERSM

(Dated May 1, 2004)

TRANSAMERICA FINANCIAL LIFE

INSURANCE COMPANY

ML of New York Variable Annuity

Separate Account A

Supplement Dated January 5, 2016

to the

Prospectus For

INVESTOR CHOICE (INVESTOR SERIES)

(Dated May 1, 2014)

MERRILL LYNCH RETIREMENT PLUSSM

(Dated May 1, 2008)

MERRILL LYNCH RETIREMENT POWERSM

(Dated May 1, 2004)

MERRILL LYNCH RETIREMENT OPTIMIZERSM

(Dated May 1, 2004)

TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account B

Supplement Dated January 5, 2016

to the

Prospectus For

MERRILL LYNCH RETIREMENT PLUSSM

(Dated May 1, 2015)

TRANSAMERICA FINANCIAL LIFE

INSURANCE COMPANY

ML of New York Variable Annuity

Separate Account B

Supplement Dated January 5, 2016

to the

Prospectus For

MERRILL LYNCH RETIREMENT PLUSSM

(Dated May 1, 2008)

TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account C

Supplement Dated January 5, 2016

to the

Prospectus For

MERRILL LYNCH CONSULTS ANNUITY®

(Dated May 1, 2008)

TRANSAMERICA FINANCIAL LIFE

INSURANCE COMPANY

ML of New York Variable Annuity

Separate Account C

Supplement Dated January 5, 2016

to the

Prospectus For

MERRILL LYNCH CONSULTS ANNUITY®

(Dated May 1, 2008)

TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account D

Supplement Dated January 5, 2016

to the

Prospectus For

INVESTOR CHOICE (IRA SERIES)

(Dated May 1, 2015)

MERRILL LYNCH IRA ANNUITY®

(Dated May 1, 2014)

TRANSAMERICA FINANCIAL LIFE

INSURANCE COMPANY

ML of New York Variable Annuity

Separate Account D

Supplement Dated January 5, 2016

to the

Prospectus For

INVESTOR CHOICE (IRA SERIES)

(Dated May 1, 2014)

MERRILL LYNCH IRA ANNUITY®

(Dated May 1, 2005)

You may have already received notice that an underlying money market fund offered in your Transamerica variable annuity is converting to a “government money market fund,” or you may receive such notice in the upcoming months. This supplement is to provide additional information as to what impact this has on you as a contract holder. Please refer to the notice from the mutual fund provider for additional details regarding such conversion.

The conversion to a government money market fund is in response to the Securities and Exchange Commission (“SEC”) adopting amendments to the rules that govern money market mutual funds under the federal securities laws. Generally, these amendments classify money market funds into three categories: government, retail and institutional.

In addition to other requirements, under these amendments, retail and institutional money market funds are required to decide whether to potentially implement an up to 2% “liquidity fee” or suspend redemptions for up to 10 business days if the fund’s weekly liquid assets fall below certain levels. However, government funds do not have to comply with these requirements. To avoid potentially having to implement these requirements due to the complexities involved, many mutual fund companies are converting the money market funds they offer to a government money market fund.

Also as a result of the amendments, a government money market fund must invest 99.5% or greater of its total assets in cash, government securities or fully collateralized repurchase agreements. This is in contrast to the current requirement, which only mandates that 80% of total assets be held in such investments. There is no requirement about the type of investor that may invest in a government money market fund, and accordingly, it may have retail and institutional investors. In addition, government money market funds may seek a stable $1.00 NAV. Most notably, as stated above, government funds are not required to impose fees and gates.

If a conversion is occurring for the money market fund offered in the product you own, you will receive notice from the mutual fund company. In most cases, you will not need to take any action as a result of these changes. Please refer to the notice from the mutual fund company as to the details regarding such conversion. However, you may also receive a proxy statement which will explain a proposal being voted on by shareholders of the money market fund that, if passed, would result in conversion to a government money market fund. Please refer to the proxy statement and related documents from the mutual fund provider as to the details regarding how to cast your vote.

If you have any questions, please contact us at (800) 535-5549.